Investee Companies and other investments (Equity Accounted Investees) (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands			1 Months Ended											12 Months Ended
	Oct. 01, 2017	May 12, 2014	Mar. 31, 2020 ILS (₪)	Mar. 31, 2020 EUR (€)	Jun. 30, 2019 ILS (₪)	Jun. 30, 2019 EUR (€)	Nov. 30, 2018 ILS (₪)	Nov. 30, 2018 EUR (€)	Jan. 31, 2018 ILS (₪)	Jan. 31, 2018 EUR (€)	Jul. 25, 2016 ILS (₪)	Jul. 16, 2015	Nov. 25, 2010	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 EUR (€)	Dec. 30, 2020	Nov. 30, 2020	Dec. 23, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 24, 2018	Apr. 02, 2017 ILS (₪)	Apr. 02, 2017 EUR (€)	Feb. 23, 2017 USD ($)	Jul. 25, 2016 EUR (€)
Disclosure of associates [line items]
Project development costs															€ 3,491	€ 4,213		€ 2,878
Manara [Member]
Disclosure of associates [line items]
Project development costs															€ 3,500	€ 3,487
Biogas [Member]
Disclosure of associates [line items]
Discounted rate														6.60%	6.60%
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Repayment of shareholders loan						€ 896		€ 26,040		€ 19,265
Proceeds from subsidiaries						€ 370												€ 4,576
Claims amount payment | $																											$ 183,367,953
Percentage of average production reduced																			5.70%
Percentage of production increase																								3.30%
NIS [Member] | Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Repayment of shareholders loan | ₪					₪ 19,000		₪ 110,000		₪ 80,000
Proceeds from subsidiaries | ₪					1,500												₪ 19,250
NIS [Member] | Dori Energy [Member]
Disclosure of associates [line items]
Repayment of shareholders loan | ₪					₪ 3,733
Euro [Member]
Disclosure of associates [line items]
Annual interest rate																				3.00%
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Percentage of share capital holds													18.75%
Issued production licenses		20 years
License expiration date		May 11, 2034
Proportion of ownership interest													50.00%	9.375%	9.375%
Annual interest rate														3.00%	3.00%
Senior debt														5.10%	5.10%
Amount received for payment of loan				€ 5,800
Repayment of shareholders loan				2,560
Amount financial agreement guarantees by direct share															€ 44,370
Amount financial agreement guarantees by indirect share															€ 4,160
Percentage of average production reduced																					7.90%
Dividend distribution amount				€ 31,600
Dorad Energy Ltd [Member] | NIS [Member]
Disclosure of associates [line items]
Amount received for payment of loan | ₪			₪ 22,500
Repayment of shareholders loan | ₪			10,250
Amount financial agreement guarantees by direct share | ₪														₪ 175,000
Amount financial agreement guarantees by indirect share | ₪														₪ 16,406
Dividend distribution amount | ₪			₪ 120,000
Dori Energy [Member]
Disclosure of associates [line items]
Percentage of share capital holds											10.00%		30.00%
Proportion of ownership interest														50.00%	50.00%	50.00%
Shareholders loans															€ 9,058
Percentage decrease from Dorad Holding											10.00%
Dori Energy [Member] | NIS [Member]
Disclosure of associates [line items]
Shareholders loans | ₪														₪ 35,725
Zorlu Enerji Elektrik Uretim A.S [Member]
Disclosure of associates [line items]
Percentage of share capital holds												25.00%
Luzon Group [Member]
Disclosure of associates [line items]
Claims amount payment																										€ 218,000
Payment received for management and entrepreneurship services																												€ 11,900
Luzon Group [Member] | NIS [Member]
Disclosure of associates [line items]
Claims amount payment | ₪																									₪ 906,400
Payment received for management and entrepreneurship services | ₪											₪ 49,400
Recovery of amounts committed | ₪											₪ 49,400
Eilat Ashkelon Infrastructure Services Ltd [Member]
Disclosure of associates [line items]
Percentage of share capital holds	37.50%
Zorlu [Member] | USD [Member]
Disclosure of associates [line items]
Claims amount payment | $																						$ 140,000
Claims interest payment amount | $																						43,000
Zorlu [Member] | Euro [Member]
Disclosure of associates [line items]
Claims amount payment																							€ 123,000
Claims interest payment amount																							38,000
Dorad [Member] | USD [Member]
Disclosure of associates [line items]
Refund amount to Dorad | $																						$ 24,000
Dorad [Member] | Euro [Member]
Disclosure of associates [line items]
Refund amount to Dorad																							€ 21,000
Edelcom Ltd [Member]
Disclosure of associates [line items]
Percentage of share capital holds											18.75%